JPMorgan U.S. Momentum Factor ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 3.2%
Axon Enterprise, Inc. *	3,688	685,710
Boeing Co. (The) *	1,929	460,742
BWX Technologies, Inc.	3,242	223,698
Curtiss-Wright Corp.	1,984	379,658
General Dynamics Corp.	5,288	1,182,291
HEICO Corp.	1,802	317,116
Howmet Aerospace, Inc.	16,370	837,162
Huntington Ingalls Industries, Inc.	2,670	613,219
Lockheed Martin Corp.	4,023	1,795,746
Northrop Grumman Corp.	2,904	1,292,280
RTX Corp.	12,156	1,068,877
Textron, Inc.	7,732	601,318
		9,457,817
Automobiles & Parts — 0.8%
BorgWarner, Inc.	13,522	628,773
Gentex Corp.	4,146	139,223
Genuine Parts Co.	4,893	761,938
LKQ Corp.	11,635	637,482
Phinia, Inc. * (a)	2,704	76,712
		2,244,128
Banks — 0.7%
Bank OZK	5,177	226,390
Discover Financial Services	3,798	400,879
First Citizens BancShares, Inc., Class A	526	752,864
Regions Financial Corp.	30,950	630,451
		2,010,584
Beverages — 1.5%
Celsius Holdings, Inc. *	4,626	669,382
Coca-Cola Co. (The)	10,223	633,110
Constellation Brands, Inc., Class A	2,532	690,730
Monster Beverage Corp. *	18,916	1,087,481
PepsiCo, Inc.	6,346	1,189,621
		4,270,324
Chemicals — 0.9%
Albemarle Corp.	3,086	655,096
Ashland, Inc.	1,807	165,088
Olin Corp.	8,425	485,954
Univar Solutions, Inc. *	7,917	286,120
Valvoline, Inc.	15,968	606,305
Westlake Corp.	4,366	600,325
		2,798,888
Construction & Materials — 1.7%
Acuity Brands, Inc.	1,641	271,159
AECOM	7,403	644,061
Builders FirstSource, Inc. *	6,095	880,301

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Eagle Materials, Inc.	3,754	692,125
EMCOR Group, Inc.	1,950	419,328
Louisiana-Pacific Corp.	4,134	314,721
MDU Resources Group, Inc.	8,007	177,115
Quanta Services, Inc.	4,812	970,195
Watsco, Inc.	1,326	501,480
		4,870,485
Consumer Services — 1.0%
Avis Budget Group, Inc. *	2,376	523,409
Copart, Inc. *	11,778	1,041,057
Grand Canyon Education, Inc. *	3,095	335,962
H&R Block, Inc.	16,311	548,213
Rollins, Inc.	12,232	499,433
U-Haul Holding Co. (a)	291	17,710
		2,965,784
Electricity — 1.3%
Consolidated Edison, Inc.	10,228	970,228
Exelon Corp.	19,597	820,330
FirstEnergy Corp.	10,596	417,376
OGE Energy Corp.	7,946	287,248
Southern Co. (The)	8,396	607,367
Vistra Corp.	26,612	746,733
		3,849,282
Electronic & Electrical Equipment — 1.1%
Crane NXT Co.	3,140	185,731
Hubbell, Inc.	2,459	767,208
Keysight Technologies, Inc. *	5,596	901,404
Mettler-Toledo International, Inc. *	664	834,960
nVent Electric plc	12,947	684,637
		3,373,940
Finance & Credit Services — 0.1%
Morningstar, Inc.	12	2,766
SLM Corp.	17,428	281,985
		284,751
Food Producers — 2.5%
Bunge Ltd.	184	19,995
Campbell Soup Co.	14,331	656,646
Corteva, Inc.	17,277	974,941
General Mills, Inc.	14,035	1,048,976
Hershey Co. (The)	3,999	925,009
Ingredion, Inc.	2,150	239,209
J M Smucker Co. (The)	4,871	733,816
Kellogg Co.	11,200	749,168
Lamb Weston Holdings, Inc.	6,653	689,450

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — continued
Mondelez International, Inc., Class A	8,422	624,323
Post Holdings, Inc. *	6,642	566,563
		7,228,096
Gas, Water & Multi-utilities — 0.7%
CenterPoint Energy, Inc.	24,930	750,144
National Fuel Gas Co.	1,217	64,635
NiSource, Inc.	23,063	642,074
Sempra	2,980	444,079
WEC Energy Group, Inc.	767	68,923
		1,969,855
General Industrials — 1.2%
Carlisle Cos., Inc.	275	76,230
General Electric Co.	18,750	2,142,000
Graphic Packaging Holding Co.	19,502	471,948
RPM International, Inc.	3,634	375,429
Valmont Industries, Inc.	1,837	486,346
		3,551,953
Health Care Providers — 2.9%
Acadia Healthcare Co., Inc. *	2,336	184,614
Cigna Group (The)	5,431	1,602,688
HCA Healthcare, Inc.	2,072	565,262
Humana, Inc.	1,377	629,055
IQVIA Holdings, Inc. *	4,607	1,030,863
UnitedHealth Group, Inc.	8,735	4,423,142
		8,435,624
Household Goods & Home Construction — 0.7%
DR Horton, Inc.	4,063	516,082
PulteGroup, Inc.	10,411	878,585
Tempur Sealy International, Inc.	13,681	610,583
		2,005,250
Industrial Engineering — 1.5%
Caterpillar, Inc.	7,978	2,115,526
Deere & Co.	4,334	1,861,887
Lincoln Electric Holdings, Inc.	2,206	442,766
		4,420,179
Industrial Materials — 0.1%
Hexcel Corp.	3,086	218,118
Industrial Metals & Mining — 0.9%
Nucor Corp.	5,920	1,018,773
Reliance Steel & Aluminum Co.	2,962	867,451
Steel Dynamics, Inc.	5,821	620,402
Timken Co. (The)	2,957	274,587
		2,781,213

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — 2.1%
American Express Co.	5,664	956,536
Automatic Data Processing, Inc.	1,665	411,688
Booz Allen Hamilton Holding Corp.	6,757	818,138
Cintas Corp.	2,222	1,115,533
Fair Isaac Corp. *	1,024	858,081
FTI Consulting, Inc. *	1,909	334,380
Paylocity Holding Corp. *	2,683	608,639
WW Grainger, Inc.	1,292	954,129
		6,057,124
Industrial Transportation — 2.0%
Allison Transmission Holdings, Inc.	4,734	277,838
CH Robinson Worldwide, Inc.	6,872	688,437
JB Hunt Transport Services, Inc.	3,974	810,458
Old Dominion Freight Line, Inc.	2,928	1,228,267
PACCAR, Inc.	12,607	1,085,841
Ryder System, Inc.	4,425	452,014
United Rentals, Inc.	1,786	829,918
WillScot Mobile Mini Holdings Corp. *	11,894	570,317
		5,943,090
Investment Banking & Brokerage Services — 3.9%
Ameriprise Financial, Inc.	2,836	988,204
Ares Management Corp.	7,967	790,486
Berkshire Hathaway, Inc., Class B *	12,746	4,486,082
Charles Schwab Corp. (The)	23,474	1,551,631
Jefferies Financial Group, Inc.	16,738	615,791
LPL Financial Holdings, Inc.	3,063	702,530
Morgan Stanley	20,945	1,917,724
Nasdaq, Inc.	8,506	429,468
		11,481,916
Leisure Goods — 0.5%
Activision Blizzard, Inc. *	16,598	1,539,630
Life Insurance — 1.0%
Aflac, Inc.	12,232	884,863
Globe Life, Inc.	4,962	556,587
Primerica, Inc.	1,838	390,943
Principal Financial Group, Inc.	5,238	418,359
Unum Group	14,287	694,491
		2,945,243
Media — 2.1%
Interpublic Group of Cos., Inc. (The)	18,691	639,793
Liberty Media Corp.-Liberty Formula One, Class C *	9,343	678,302
Netflix, Inc. *	4,037	1,772,122
Nexstar Media Group, Inc.	3,203	598,064
Omnicom Group, Inc.	8,124	687,453

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
Trade Desk, Inc. (The), Class A *	12,373	1,129,160
World Wrestling Entertainment, Inc., Class A	6,115	642,075
		6,146,969
Medical Equipment & Services — 4.0%
Agilent Technologies, Inc.	7,475	910,231
Danaher Corp.	10,138	2,585,798
Dexcom, Inc. *	8,081	1,006,570
Inspire Medical Systems, Inc. *	2,152	619,367
Insulet Corp. *	2,583	714,845
Penumbra, Inc. *	2,156	654,044
Quest Diagnostics, Inc.	5,087	687,813
Repligen Corp. *	3,076	527,719
ResMed, Inc.	3,569	793,567
Thermo Fisher Scientific, Inc.	5,888	3,230,510
		11,730,464
Non-life Insurance — 4.0%
American Financial Group, Inc.	4,760	578,864
Aon plc, Class A	4,285	1,364,773
Arch Capital Group Ltd. *	12,236	950,615
Arthur J Gallagher & Co.	5,304	1,139,299
Assured Guaranty Ltd.	2,965	177,248
Brown & Brown, Inc.	5,061	356,548
Chubb Ltd.	7,998	1,634,871
Everest Group Ltd.	1,806	651,081
Marsh & McLennan Cos., Inc.	9,286	1,749,668
Old Republic International Corp.	13,090	360,891
Progressive Corp. (The)	11,331	1,427,479
Reinsurance Group of America, Inc.	4,583	643,224
RenaissanceRe Holdings Ltd. (Bermuda)	2,586	482,961
Ryan Specialty Holdings, Inc. *	6,724	291,418
		11,808,940
Non-Renewable Energy — 4.1%
Cheniere Energy, Inc.	6,041	977,796
Chevron Corp.	14,080	2,304,333
ConocoPhillips	19,025	2,239,623
Exxon Mobil Corp.	5,084	545,208
Hess Corp.	5,914	897,331
HF Sinclair Corp.	10,966	571,219
Marathon Oil Corp.	23,281	611,592
Marathon Petroleum Corp.	9,463	1,258,768
Occidental Petroleum Corp.	17,886	1,129,143
Targa Resources Corp.	9,086	744,961
Valero Energy Corp.	5,974	770,109
		12,050,083
Personal Care, Drug & Grocery Stores — 1.1%
AmerisourceBergen Corp.	5,110	955,059

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — continued
Casey's General Stores, Inc.	1,209	305,466
GNC Holdings, Inc.,Escrow ‡ *	3,709	—
Kroger Co. (The)	16,103	783,250
McKesson Corp.	3,110	1,251,464
		3,295,239
Personal Goods — 0.5%
Deckers Outdoor Corp. *	1,457	792,156
Tapestry, Inc.	14,612	630,508
		1,422,664
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.3%
AbbVie, Inc.	26,061	3,898,204
Alnylam Pharmaceuticals, Inc. *	3,723	727,474
Apellis Pharmaceuticals, Inc. *	7,349	189,237
Cardinal Health, Inc.	9,567	875,094
Eli Lilly & Co.	11,860	5,390,963
Karuna Therapeutics, Inc. *	2,028	405,134
Merck & Co., Inc.	7,317	780,358
Roivant Sciences Ltd. *	16,884	202,270
Seagen, Inc. *	4,542	871,065
United Therapeutics Corp. *	2,406	583,984
Vertex Pharmaceuticals, Inc. *	4,870	1,715,896
		15,639,679
Real Estate Investment & Services — 0.3%
CBRE Group, Inc., Class A *	10,105	841,848
Real Estate Investment Trusts — 2.5%
CubeSmart	9,836	426,489
Extra Space Storage, Inc.	9,195	1,283,327
Gaming and Leisure Properties, Inc.	7,443	353,245
Invitation Homes, Inc.	17,507	621,499
Iron Mountain, Inc.	12,947	794,946
Prologis, Inc.	14,590	1,820,102
VICI Properties, Inc.	19,984	629,096
Weyerhaeuser Co.	24,160	822,890
WP Carey, Inc.	7,951	536,931
		7,288,525
Renewable Energy — 0.3%
First Solar, Inc. *	4,194	869,836
Retailers — 6.5%
AutoNation, Inc. *	4,045	651,164
AutoZone, Inc. *	463	1,149,036
BJ's Wholesale Club Holdings, Inc. *	9,319	617,943
Costco Wholesale Corp.	6,632	3,718,363
Dick's Sporting Goods, Inc.	4,600	648,600
Dollar Tree, Inc. *	6,628	1,022,899
GameStop Corp., Class A * (a)	20,563	456,499

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Home Depot, Inc. (The)	14,112	4,711,150
Lowe's Cos., Inc.	5,216	1,221,952
O'Reilly Automotive, Inc. *	1,368	1,266,481
Penske Automotive Group, Inc.	3,840	619,853
TJX Cos., Inc. (The)	21,348	1,847,242
Tractor Supply Co.	2,134	477,995
Ulta Beauty, Inc. *	1,691	752,157
		19,161,334
Software & Computer Services — 16.7%
Amdocs Ltd.	7,384	691,438
ANSYS, Inc. *	2,781	951,380
Bentley Systems, Inc., Class B	10,720	577,594
Black Knight, Inc. *	466	32,769
CACI International, Inc., Class A *	2,017	706,837
Cadence Design Systems, Inc. *	5,785	1,353,748
Ceridian HCM Holding, Inc. *	9,103	644,583
Cloudflare, Inc., Class A *	11,314	778,064
Confluent, Inc., Class A *	9,764	337,249
Dolby Laboratories, Inc., Class A	3,364	298,084
DoubleVerify Holdings, Inc. *	8,820	371,322
DXC Technology Co. *	7,745	214,149
Dynatrace, Inc. *	13,522	739,518
Fortinet, Inc. *	16,309	1,267,535
Gartner, Inc. *	2,555	903,422
GoDaddy, Inc., Class A *	9,485	731,199
Hewlett Packard Enterprise Co.	48,727	846,875
HubSpot, Inc. *	1,634	948,619
International Business Machines Corp.	15,436	2,225,563
KBR, Inc.	10,353	636,606
Kyndryl Holdings, Inc. *	12,800	174,848
Manhattan Associates, Inc. *	3,735	711,966
Meta Platforms, Inc., Class A *	20,794	6,624,968
Microsoft Corp.	16,864	5,664,955
MongoDB, Inc. *	1,624	687,602
New Relic, Inc. *	8,659	727,183
Nutanix, Inc., Class A *	15,485	467,647
Oracle Corp.	24,141	2,830,049
Palantir Technologies, Inc., Class A *	60,053	1,191,452
Palo Alto Networks, Inc. *	6,230	1,557,251
Paycom Software, Inc.	1,682	620,254
Pinterest, Inc., Class A *	5,987	173,563
Procore Technologies, Inc. *	7,991	606,117
PTC, Inc. *	5,322	776,001
Roper Technologies, Inc.	1,405	692,735
Salesforce, Inc. *	14,410	3,242,394
Science Applications International Corp.	5,331	646,864
ServiceNow, Inc. *	3,536	2,061,488

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Synopsys, Inc. *	3,150	1,423,170
VeriSign, Inc. *	2,783	587,074
VMware, Inc., Class A *	6,248	984,872
Workday, Inc., Class A *	5,163	1,224,302
		48,933,309
Technology Hardware & Equipment — 14.9%
Allegro MicroSystems, Inc. (Japan) *	14,989	773,582
Amphenol Corp., Class A	14,355	1,267,690
Analog Devices, Inc.	9,380	1,871,591
Apple, Inc.	30,443	5,980,527
Applied Materials, Inc.	14,606	2,214,124
Avnet, Inc.	12,572	609,742
Broadcom, Inc.	5,809	5,220,258
CDW Corp.	4,582	857,155
Cirrus Logic, Inc. *	5,620	454,096
Corning, Inc.	23,950	812,863
GLOBALFOUNDRIES, Inc. * (a)	9,040	575,758
Jabil, Inc.	7,430	822,278
KLA Corp.	2,892	1,486,343
Lam Research Corp.	2,584	1,856,578
Lattice Semiconductor Corp. *	8,528	775,536
Marvell Technology, Inc.	19,858	1,293,352
Microchip Technology, Inc.	12,969	1,218,308
Monolithic Power Systems, Inc.	1,666	932,110
National Instruments Corp.	11,193	660,387
NetApp, Inc.	9,855	768,789
NVIDIA Corp.	14,208	6,639,256
ON Semiconductor Corp. *	11,577	1,247,422
Pure Storage, Inc., Class A *	19,061	705,066
TD SYNNEX Corp.	3,900	384,969
Teradyne, Inc.	7,105	802,439
Texas Instruments, Inc.	14,589	2,626,020
Vertiv Holdings Co.	29,990	780,040
		43,636,279
Telecommunications Equipment — 1.7%
Arista Networks, Inc. *	6,518	1,010,877
Cisco Systems, Inc.	45,444	2,364,906
Juniper Networks, Inc.	21,834	606,985
Motorola Solutions, Inc.	4,046	1,159,705
		5,142,473
Telecommunications Service Providers — 0.3%
AT&T, Inc.	43,018	624,621
T-Mobile US, Inc. *	2,750	378,868
		1,003,489
Travel & Leisure — 2.5%
Aramark	15,256	615,885

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
Boyd Gaming Corp.	8,777	599,645
Chipotle Mexican Grill, Inc. *	612	1,200,915
Choice Hotels International, Inc.	294	38,441
Hilton Worldwide Holdings, Inc.	7,005	1,089,207
Hyatt Hotels Corp., Class A	4,180	528,143
Las Vegas Sands Corp. *	3,440	205,746
McDonald's Corp.	8,601	2,521,813
Wingstop, Inc.	2,808	473,373
		7,273,168
Waste & Disposal Services — 0.8%
Republic Services, Inc.	6,428	971,335
Waste Management, Inc.	8,475	1,388,120
		2,359,455
Total Common Stocks (Cost $258,340,874)		293,307,028
Short-Term Investments — 0.4%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)(Cost $230,727)	230,727	230,727
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)(Cost $1,030,342)	1,030,342	1,030,342
Total Short-Term Investments (Cost $1,261,069)		1,261,069
Total Investments — 100.3% (Cost $259,601,943)		294,568,097
Liabilities in Excess of Other Assets — (0.3)%		(878,736)
NET ASSETS — 100.0%		293,689,361

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $1,022,229.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-mini S&P 500 Index	11	09/15/2023	USD	253,853	10,198

Abbreviations
USD	United States Dollar

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$294,568,097	$—	$— (b)	$294,568,097
Appreciation in Other Financial Instruments
Futures Contracts (a)	$10,198	$—	$—	$10,198

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$1,131,417	$12,659,694	$12,760,769	$—	$—	$1,030,342	1,030,342	$23,714	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	340,337	6,893,714	7,003,324	—	—	230,727	230,727	14,544	—
Total	$1,471,754	$19,553,408	$19,764,093	$—	$—	$1,261,069		$38,258	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.